Components of Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 304,194	¥ 302,101
Accumulated amortization	166,896	149,761
Computer Software, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	205,235	200,245
Accumulated amortization	115,131	109,200
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	34,957	37,637
Accumulated amortization	18,724	12,107
Patented Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	24,342	25,425
Accumulated amortization	13,317	9,377
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	20,425	22,108
Accumulated amortization	12,867	14,436
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	19,235	16,686
Accumulated amortization	¥ 6,857	¥ 4,641